Related Parties (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 15, 2017	Jul. 31, 2019	Jun. 30, 2019	May 10, 2018	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
Professional fees					$ 840,000	$ 624,000	$ 3,918,000	$ 2,078,000
Common stock option granted shares							36,073	23,719
Chief Executive Officer [Member] | April 1, 2016 [Member] | Employment Agreement [Member]
Officers compensation							$ 750,000	$ 750,000
Chief Executive Officer [Member] | 2017 Plan [Member] | April 1, 2016 [Member]
[Class of Warrant or Right, Exercise Price of Warrants or Rights]							$ 4,160.00
Expiration date of the option							Mar. 14, 2027
Exercisable period of the option							Mar. 15, 2017
Common stock option granted shares							50,000
J. Steven Holmes [Member]
Professional fees					$ 180,000	$ 180,000	$ 720,000	700,000
Price per share		$ 23.28
Proceeds from cash against future services			$ 325,000
Returned shares of common stock		13,954
Mark Absher [Member] | 2017 Plan [Member] | On May 15, 2017 [Member]
[Class of Warrant or Right, Exercise Price of Warrants or Rights]	$ 4,160.00
Expiration date of the option	Mar. 14, 2027
Exercisable period of the option	Mar. 15, 2017
Common stock option granted shares	50,000
J. Stephan Holmes [Member] | 2017 Plan [Member]
[Class of Warrant or Right, Exercise Price of Warrants or Rights]	$ 4,160.00
Expiration date of the option	Mar. 14, 2027
Exercisable period of the option	Mar. 15, 2017
Common stock option granted shares	50,000
Mark Absher One [Member] | 2017 Plan [Member]
[Class of Warrant or Right, Exercise Price of Warrants or Rights]				$ 100.00
Expiration date of the option				May 31, 2028			Mar. 14, 2027
Exercisable period of the option				May 31, 2018
Officers compensation							$ 275,000	$ 300,000
Additional shares of common stock				50,000